SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Bank borrowings	$ 8,316	$ 6,010
Within 12 months	2,432	2,558
Over 1 year	5,884	3,452
Term Loans [Member]
Short-Term Debt [Line Items]
Bank borrowings	$ 6,176	$ 4,272
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Term of repayments	5 years	5 years
Annual interest rate	2.00%	2.00%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Term of repayments	15 years	15 years
Annual interest rate	3.70%	3.70%
Bank Overdraft [Member]
Short-Term Debt [Line Items]
Bank borrowings	$ 2,140	$ 1,738
Term of repayments	On demand